Prepayment and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2013
Prepayment and Other Current Assets [Abstract]
Prepayment and Other Current Assets
	As of December 31,
	2012	2013	2013
	RMB	RMB	US$
Prepaid rental and deposits	3,404	3,280	542
Prepayment to suppliers and other business related expenses	34,029	19,299	3,187
Receivables related to exercise of employee options	3,285	3,981	658
Others	1,839	1,351	223
Total	42,557	27,911	4,610